Related Party Transactions (Details Narrative) - Sierchio & Partners, LLP [Member] - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Legal services	$ 235,459	$ 137,814
Accounts payable	$ 20,335